Financial instruments and related disclosures - Reconciliation of financial instruments within Trade and other payables, Other provisions, Other non-current liabilities and Contingent consideration liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Other provisions (Note 29)	£ (1,423)	£ (1,265)
Other non-currentliabilities (Note 30)	(938)	(981)
Financial liabilities	(46,190)	(46,599)
Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS9 (2017 - IAS39) [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 27)	(14,037)	(20,970)
Other provisions (Note 29)	(1,423)	(1,265)
Other non-currentliabilities (Note 30)	(938)	(981)
Contingent consideration liabilities (Note 39)	(6,286)	(6,172)
Other items in Assets held for sale (Note 26)	(220)
Financial liabilities	(22,904)	(29,388)
Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS9 (2017 - IAS39) [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 27)	0
Other provisions (Note 29)	0
Other non-currentliabilities (Note 30)	0
Contingent consideration liabilities (Note 39)	(6,286)	(6,172)
Other items in Assets held for sale (Note 26)	0
Financial liabilities	(6,286)	(6,172)
Other Liabilities [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS9 (2017 - IAS39) [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 27)		(20,129)
Other provisions (Note 29)		(117)
Other non-currentliabilities (Note 30)		(79)
Financial liabilities		(20,325)
Financial Instruments [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS9 (2017 - IAS39) [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 27)	(13,338)	(20,129)
Other provisions (Note 29)	(58)	(117)
Other non-currentliabilities (Note 30)	(149)	(79)
Contingent consideration liabilities (Note 39)	(6,286)	(6,172)
Other items in Assets held for sale (Note 26)	(167)
Financial liabilities	(19,998)	(26,497)
Non Financial Instruments [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS9 (2017 - IAS39) [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 27)	(699)	(841)
Other provisions (Note 29)	(1,365)	(1,148)
Other non-currentliabilities (Note 30)	(789)	(902)
Contingent consideration liabilities (Note 39)	0
Other items in Assets held for sale (Note 26)	(53)
Financial liabilities	(2,906)	£ (2,891)
Amortised cost [member] | Trade and Other Payables, Other Provisions and Certain Other Non-Current Liabilities in Scope of IFRS9 (2017 - IAS39) [member]
Disclosure of financial liabilities [line items]
Trade and other payables (Note 27)	(13,338)
Other provisions (Note 29)	(58)
Other non-currentliabilities (Note 30)	(149)
Contingent consideration liabilities (Note 39)	0
Other items in Assets held for sale (Note 26)	(167)
Financial liabilities	£ (13,712)